Share capital - Fair value of the warrants granted (Details) - CAD ($)			12 Months Ended
	Sep. 20, 2019	Mar. 20, 2018	Dec. 31, 2020
Share capital
Share price on date of issuance	$ 10.60	$ 10.60
Expected volatility	58.00%	71.00%
Expected life of warrants	2 years	5 years
Risk free interest rate	1.61%	2.00%
Major ordinary share transactions
Share capital
Warrants exercised			309,671
Cash proceeds from exercise of warrants			$ 4,425,394
Offering
Share capital
Fair value of warrants	$ 1,151,881
Fair value of warrants (in CAD per share)	$ 2.20
Bought deal financing
Share capital
Fair value of warrants		$ 9,767,750
Fair value of warrants (in CAD per share)		$ 5.56